UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/07

ITEM 1.               REPORT TO STOCKHOLDERS

APRIL 30, 2007

Semiannual Report
to Shareholders

DWS High Income Plus Fund

Contents

click here Performance Summary

click here Information About Your Fund's Expenses

click here Portfolio Management Review

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Investment Management Agreement Approval

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate, so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, can decline and the investor can lose principal value. Additionally, investing in foreign securities and emerging markets presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes, and market risks. The fund may invest in lower-quality and nonrated securities, which present greater risk of loss of principal and interest than higher-quality securities. Derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest-rate movements. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding the fund's risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2007

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

The total annual fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated March 1, 2007 are 1.11%, 1.93%, 1.87% and 0.73% for Class A, Class B, Class C and Institutional Class shares, respectively. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended April 30, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 30 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

On July 10, 2006, the fund was reorganized from DWS High Income Plus Fund, a series of DWS Investments Trust (the "Predecessor Fund"), into DWS High Income Plus Fund, a newly created series of the DWS Advisor Funds. This change in the legal entity had no economic impact relative to accounting or tax. Performance shown prior to July 10, 2006 is derived from the historical performance of the Predecessor Fund.

Returns shown for Class A, B and C shares for the periods prior to their inception on May 16, 2005, are derived from the historical performance of the Institutional Class shares of DWS High Income Plus Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 4/30/07
DWS High Income Plus Fund	6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Class A	6.43%	10.76%	9.51%	10.24%	7.11%
Class B	6.11%	9.97%	8.68%	9.40%	6.29%
Class C	5.99%	9.86%	8.64%	9.37%	6.26%
Institutional Class	6.61%	11.15%	9.86%	10.64%	7.53%
Credit Suisse High Yield Index+	7.63%	12.65%	9.30%	11.14%	6.59%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Institutional Class commenced operations on March 16, 1998. Index returns began on March 31, 1998.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 4/30/07	$ 7.86	$ 7.87	$ 7.86	$ 7.86
10/31/06	$ 7.67	$ 7.67	$ 7.67	$ 7.67
Distribution Information: Six Months as of 4/30/07: Income Dividends	$ .30	$ .26	$ .26	$ .31
April Income Dividend	$ .0502	$ .0448	$ .0446	$ .0519
SEC 30-day Yield as of 4/30/07++	6.86%	6.37%	6.35%	7.44%
Current Annualized Distribution Rate as of 4/30/07++	7.77%	6.93%	6.90%	8.03%
++ The SEC yield is net investment income per share earned over the month ended April 30, 2007, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 6.65%, 6.15%, 6.12% and 7.21% for Class A, B, C and Institutional Class, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2007. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 7.56%, 6.71%, 6.67% and 7.80% for Class A, B, C and Institutional Class, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS High Income Plus Fund — Class A [] Credit Suisse High Yield Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 4/30/07
DWS High Income Plus Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$10,578	$12,541	$15,546	$17,871
	Average annual total return	5.78%	7.84%	9.23%	6.57%
Class B	Growth of $10,000	$10,697	$12,637	$15,573	$17,454
	Average annual total return	6.97%	8.11%	9.26%	6.29%
Class C	Growth of $10,000	$10,986	$12,821	$15,648	$17,412
	Average annual total return	9.86%	8.64%	9.37%	6.26%
Credit Suisse High Yield Index+	Growth of $10,000	$11,265	$13,056	$16,954	$17,857
	Average annual total return	12.65%	9.30%	11.14%	6.59%

The growth of $10,000 is cumulative.

* Returns shown for Class A, B and C shares for the periods prior to their inception on May 16, 2005 are derived from the historical performance of the Institutional Class shares. The Institutional Class commenced operations on March 16, 1998. Index returns began on March 31, 1998.
+ Credit Suisse High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Growth of an Assumed $1,000,000 Investment
[] DWS High Income Plus Fund — Institutional Class [] Credit Suisse High Yield Index+

Yearly periods ended April 30
Comparative Results as of 4/30/07
DWS High Income Plus Fund		1-Year	3-Year	5-Year	Life of Fund*
Institutional Class	Growth of $1,000,000	$1,111,500	$1,325,900	$1,657,500	$1,939,000
	Average annual total return	11.15%	9.86%	10.64%	7.53%
Credit Suisse High Yield Index+	Growth of $1,000,000	$1,126,500	$1,305,600	$1,695,400	$1,785,700
	Average annual total return	12.65%	9.30%	11.14%	6.59%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

* The Fund commenced operations on March 16, 1998. Index returns began on March 31, 1998.
+ Credit Suisse High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Institutional Class Lipper Rankings — High Current Yield Funds Category as of 4/30/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	164	of	443	37
3-Year	52	of	378	14
5-Year	59	of	308	20

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated March 1, 2007 is 0.81% for Class S shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended April 30, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 30 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class.

On July 10, 2006, the fund was reorganized from DWS High Income Plus Fund, a series of DWS Investments Trust (the "Predecessor Fund"), into DWS High Income Plus Fund, a newly created series of the DWS Advisor Funds. This change in the legal entity had no economic impact relative to accounting or tax. Performance shown prior to July 10, 2006 is derived from the historical performance of the Predecessor Fund.

Returns shown for Class S shares prior to its inception on May 16, 2005 are derived from the historical performance of Institutional Class shares of DWS High Income Plus Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns as of 4/30/07
DWS High Income Plus Fund	6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Class S	6.51%	10.95%	9.77%	10.51%	7.38%
Credit Suisse High Yield Index+	7.63%	12.65%	9.30%	11.14%	6.59%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Institutional Class commenced operations on March 16, 1998. Index returns began on March 31, 1998.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 4/30/07	$ 7.86
10/31/06	$ 7.67
Distribution Information: Six Months as of 4/30/07: Income Dividends	$ .30
April Income Dividend	$ .0503
SEC 30-day Yield as of 4/30/07++	7.20%
Current Annualized Distribution Rate as of 4/30/07++	7.79%
++ The SEC yield is net investment income per share earned over the month ended April 30, 2007, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 6.98% for Class S, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2007. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 7.57% for Class S, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Class S Lipper Rankings — High Current Yield Funds Category as of 4/30/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	188	of	443	43

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS High Income Plus Fund — Class S [] Credit Suisse High Yield Index+

Yearly periods ended April 30
Comparative Results as of 4/30/07
DWS High Income Plus Fund		1-Year	3-Year	5-Year	Life of Fund*
Class S	Growth of $10,000	$11,095	$13,226	$16,484	$19,163
	Average annual total return	10.95%	9.77%	10.51%	7.38%
Credit Suisse High Yield Index+	Growth of $10,000	$11,265	$13,056	$16,954	$17,857
	Average annual total return	12.65%	9.30%	11.14%	6.59%

The growth of $10,000 is cumulative.

* Returns shown for Class S shares for the periods prior to its inception on May 16, 2005 are derived from the historical performance of the Institutional Class shares. The Institutional Class commenced operations on March 16, 1998. Index returns began on March 31, 1998.
+ Credit Suisse High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2006 to April 30, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2007
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/07	$ 1,064.30	$ 1,061.10	$ 1,059.90	$ 1,065.10	$ 1,066.10
Expenses Paid per $1,000*	$ 4.30	$ 8.53	$ 8.38	$ 3.33	$ 2.66
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/07	$ 1,020.63	$ 1,016.51	$ 1,016.66	$ 1,021.57	$ 1,022.22
Expenses Paid per $1,000*	$ 4.21	$ 8.35	$ 8.20	$ 3.26	$ 2.61
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS High Income Plus Fund	.84%	1.67%	1.64%	.65%	.52%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Portfolio Manager Gary Sullivan discusses the DWS High Income Plus Fund's strategy and the market environment during the six-month period ended April 30, 2007.

Q: How did the high-yield bond market perform during the semiannual period?

A: High-yield bonds continued to perform well during the past six months despite a brief flight out of higher-risk assets in the second half of the period. From October through mid-February, the asset class remained supported by a generally favorable market environment and continued strength in investors' risk appetites. However, high yield subsequently slumped when a "flight to quality" was sparked by a litany of factors that included rising oil prices, tension in the Middle East, a sharp one-day drop in China's stock market and worries that problems in the subprime mortgage market would spread to the rest of the US economy. Despite the weakness in late February and March, the fund's benchmark — the Credit Suisse High Yield Index — returned 7.63% for the six months, which compared favorably with the return for the bond market as a whole, as measured by the 2.64% return of the Lehman Brothers Aggregate Bond Index.1

1 Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. The Lehman Brothers Aggregate Bond Index represents US domestic taxable investment grade bonds that include securities from the following sectors: US Treasuries, agencies, corporate bonds, mortgage-backed bonds and asset-backed securities. The index includes more than 5,500 publicly issued securities with a minimum one-year to final maturity and $150 million par amount outstanding. The average maturity and duration of the index is in the intermediate range. Index returns assume reinvestment of dividends and, unlike fund returns, do not include fees or expenses. It is not possible to invest directly into an index.

The solid fundamental underpinning of the high-yield asset class was the key factor in its outperformance. US economic growth has been strong enough to allow corporations to maintain strong financial positions, yet not so strong as to compel the US Federal Reserve Board (the Fed) to resume raising interest rates. The robust health of high-yield companies is illustrated by the continued low level of defaults: As of April 30, 2007, Moody's 12-month rolling default rate stood at 1.5%, compared with 1.7% six months earlier.2 Comparatively, the average default rate since 1986 is about 4.88%. As a result, the spread between the yield of the high-yield asset class and the yield on comparable US Treasuries closed the period near record low levels at 302 basis points (3.02 percentage points), below the 357 basis points level of six months earlier.3

2 Source: Moody's Investors Service
3 Source: Credit Suisse. The long-term historical spread-to-worst average is based upon the average monthly spread-to-worst of the Credit Suisse High-Yield Index from January 31, 1986 to April 30, 2007. The yield spread is the difference between the yield of a given fixed-income asset class and the yield on Treasuries. A large spread indicates that investors require yields substantially above those of Treasuries in order to invest in high-yield bonds. This is generally indicative of a higher-risk environment. A smaller spread generally indicates a more positive environment, since investors are less concerned about risk and therefore willing to accept lower yields.

Q: How did the fund perform?

A: The fund's Class A shares returned 6.43% during the semiannual period, compared with the 7.63% return of the benchmark and the 6.61% average return of the 456 funds in its Lipper peer group, High Current Yield Funds.4

4 Lipper's High Current Yield Funds category represents funds that aim at a high (relative) current yield from fixed-income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. Category returns assume reinvestment of dividends. It is not possible to invest directly into a Lipper category.

(Fund returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see page 4 through 10 for the performance of other share classes and more complete performance information.)

Q: What individual securities helped and hurt performance?

A: Given the fund's bottom-up approach, individual security performance is typically the primary driver of its return. Top contributors to performance included the fund's positions in Young Broadcasting, Inc., which benefited from a better outlook for the broadcasting sector overall, and Wolverine Tube, Inc., whose credit quality improved following its announcement of a recapitalization plan designed to strengthen its balance sheet, reduce its financing costs and enhance its overall capital structure. Also benefiting performance were the fund's holdings in Resorts International Hotel & Casino, Inc.* and Celanese Corp.*, both of which refinanced a portion of their existing debt. This involved the two companies retiring their bonds — which the fund held — by buying them back at a premium.

Leading individual detractors from performance were from holdings the fund did not own: the distressed securities of Calpine Corp. and Adelphia Communications Corp., both of which are benchmark components that outperformed during the past six months. Similarly, an underweight in the newly issued bonds of Freeport-McMoRan Copper & Gold, Inc., which it issued to fund the purchase of its competitor Phelps Dodge, dampened relative performance when the bonds traded higher by five points.5

5 "Overweight" means the fund holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the fund holds a lower weighting.

Also detracting was an overweight position in the bonds of the homebuilder Hovanian Enterprises, Inc.*, which was hurt by concerns about the housing slowdown. Still, performance was helped by the portfolio's underweight position in the home-building sector as a whole. The fund's holding in French Lick Resorts & Casinos lost ground following the company's announcement that the opening of a new resort would be delayed. Finally, the fund's relative performance was hurt by having no exposure to the airlines sector, a group that performed very well during the past six months.

* Not held at end of reporting period.

Q: Outside of individual security selection, what factors helped and hurt performance?

A: An element of the fund's positioning that weighed on relative performance was its position in yield-to-call securities. "Yield-to-call" measures the yield that would be realized on a callable bond in the event that the bond was redeemed by the issuer on the next available call date. (A bond is called when it is redeemed before its maturity by the issuer, typically at a premium.) Our increased weighting on this area was not the result of a top-down decision, but rather it was the result of our finding a number of yield-to-call securities that offered attractive risk-adjusted relative value. Unfortunately, this type of issue — which is typically viewed as being lower-risk — lagged the overall market. As a result, our increased weighting in this underperforming area detracted from performance.

Q: What is your view on the high-yield market as a whole?

A: High-yield spreads remain at record lows on a historical basis, but we believe this is justified due to the continued strength in the fundamentals of the asset class. The prospect of a soft landing for the US economy, together with the continued improvement in the credit quality of high-yield issuers, provides a firm underpinning for continued outperformance. While it is possible that the default rate will tick higher from its exceptionally low level, we do not foresee a significant rise. As a result, we believe the higher coupon rates of the asset class should help drive continued outperformance versus other areas of the fixed-income market through the remainder of the year.

Overall, we remain focused on adding value by emphasizing fundamental analysis and searching for individual securities with the most attractive risk-adjusted relative value.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Portfolio Summary

Asset Allocation (Excludes Securities Lending Collateral)	4/30/07	10/31/06

Corporate Bonds	96%	94%
Cash Equivalents	2%	5%
Government and Agency Obligations	1%	—
Other Investments	1%	1%
	100%	100%
Corporate Bond Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	4/30/07	10/31/06

Consumer Discretionary	23%	26%
Financials	16%	13%
Materials	13%	14%
Industrials	11%	11%
Telecommunication Services	9%	8%
Energy	8%	9%
Utilities	8%	9%
Information Technology	5%	4%
Consumer Staples	3%	3%
Health Care	3%	2%
Sovereign Bonds	1%	1%
	100%	100%
Quality (Excludes Securities Lending Collateral)	4/30/07	10/31/06

A*	2%	2%
BBB	3%	4%
BB	27%	29%
B	55%	49%
CCC	13%	16%
	100%	100%
* Includes cash equivalents.

Asset allocation, corporate bond diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity	4/30/07	10/31/06

Under 1 year	13%	12%
1-4.99 years	43%	47%
5-9.99 years	36%	32%
10-14.99 years	2%	2%
15 years or greater	6%	7%
	100%	100%

Weighted average effective maturity: 5.65 years and 5.68 years, respectively.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 19. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com as of each calendar quarter-end on or after the last day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of April 30, 2007 (Unaudited)

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 95.1%
Consumer Discretionary 22.1%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK)	564,544	620,998
Affinia Group, Inc., 9.0%, 11/30/2014	1,164,000	1,198,920
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,713,000	1,751,542
American Achievement Corp., 8.25%, 4/1/2012	340,000	345,950
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	450,000	424,125
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	815,000	819,075
8.0%, 3/15/2014	335,000	341,700
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	565,000	590,425
Buffets, Inc., 12.5%, 11/1/2014	230,000	241,500
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	680,000	724,200
Cablevision Systems Corp., Series B, 9.82%**, 4/1/2009	399,000	422,940
Caesars Entertainment, Inc., 8.875%, 9/15/2008	750,000	779,063
Charter Communications Holdings LLC:
10.25%, 9/15/2010	3,541,000	3,771,165
Series B, 10.25%, 9/15/2010	1,055,000	1,120,937
11.0%, 10/1/2015	3,318,000	3,525,375
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012 EUR	440,000	606,450
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015 EUR	500,000	737,764
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	822,000	752,130
CSC Holdings, Inc.:
7.25%, 7/15/2008	590,000	601,800
7.875%, 12/15/2007	1,920,000	1,944,000
Series B, 8.125%, 7/15/2009	210,000	218,400
Series B, 8.125%, 8/15/2009	215,000	223,600
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012	210,000	224,175
Dex Media East LLC/Financial, 12.125%, 11/15/2012	5,003,000	5,453,270
Dollarama Group LP, 144A, 11.12%**, 8/15/2012	560,000	567,700
EchoStar DBS Corp.:
6.625%, 10/1/2014	973,000	987,595
7.125%, 2/1/2016	785,000	817,381
Foot Locker, Inc., 8.5%, 1/15/2022	220,000	226,600
Ford Motor Co., 7.45%, 7/16/2031 (b)	665,000	526,181
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	2,505,000	2,110,462
General Motors Corp.:
7.2%, 1/15/2011	1,690,000	1,613,950
7.4%, 9/1/2025	625,000	524,219
8.375%, 7/15/2033 (b)	2,285,000	2,065,069
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	3,915,000	4,277,137
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	670,000	680,888
Gregg Appliances, Inc., 9.0%, 2/1/2013	425,000	451,563
Group 1 Automotive, Inc., 8.25%, 8/15/2013	335,000	346,725
Hanesbrands, Inc., 144A, 8.735%**, 12/15/2014	1,020,000	1,048,050
Hertz Corp.:
8.875%, 1/1/2014	1,570,000	1,691,675
10.5%, 1/1/2016	360,000	410,400
ION Media Networks, Inc., 144A, 11.606%**, 1/15/2013	660,000	686,400
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	2,275,000	2,240,875
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	1,225,000	1,292,375
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	2,010,000	2,118,037
Jarden Corp., 7.5%, 5/1/2017	780,000	798,525
Kabel Deutschland GmbH, 10.625%, 7/1/2014	295,000	329,663
Liberty Media LLC:
5.7%, 5/15/2013	150,000	143,322
8.25%, 2/1/2030	850,000	852,081
8.5%, 7/15/2029	1,135,000	1,154,836
Majestic Star Casino LLC, 9.5%, 10/15/2010	125,000	131,563
Mediacom Broadband LLC, 8.5%, 10/15/2015	45,000	46,800
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	335,000	356,775
Metaldyne Corp.:
10.0%, 11/1/2013	520,000	535,600
11.0%, 6/15/2012	235,000	231,475
MGM MIRAGE:
6.75%, 9/1/2012	280,000	280,350
8.375%, 2/1/2011	585,000	620,831
9.75%, 6/1/2007	960,000	963,763
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	1,135,000	1,191,750
NCL Corp., 10.625%, 7/15/2014	235,000	233,825
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	1,775,000	1,615,250
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	709,000	747,995
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014	310,000	347,200
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	4,120,000	4,264,200
PRIMEDIA, Inc., 8.875%, 5/15/2011	731,000	752,930
Quebecor World, 144A, 9.75%, 1/15/2015	565,000	596,075
Quiksilver, Inc., 6.875%, 4/15/2015	870,000	848,250
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	500,000	490,000
Sbarro, Inc., 144A, 10.375%, 2/1/2015	390,000	408,525
Seminole Hard Rock Entertainment, Inc., 144A, 7.848%**, 3/15/2014	800,000	820,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	1,370,000	1,152,512
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012	795,000	824,812
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	1,570,000	1,570,000
Six Flags, Inc., 9.75%, 4/15/2013	980,000	960,400
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	335,000	349,238
Station Casinos, Inc., 6.5%, 2/1/2014	900,000	847,125
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	2,863,000	2,684,062
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014	675,000	730,688
The Toy Bank, 9.61%**, 7/1/2012	1,000,000	1,023,830
Toys "R" Us, Inc., 7.375%, 10/15/2018	570,000	501,600
Travelport LLC, 144A, 9.985%**, 9/1/2014	335,000	345,888
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015	1,475,000	1,484,219
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014	945,000	935,550
United Auto Group, Inc., 144A, 7.75%, 12/15/2016	1,680,000	1,705,200
Unity Media GmbH, 144A, 10.375%, 2/15/2015	395,000	417,713
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)	1,135,000	1,139,256
Vitro, SA de CV:
144A, 8.625%, 2/1/2012	225,000	233,213
144A, 9.125%, 2/1/2017	670,000	701,825
Series A, 11.75%, 11/1/2013	260,000	291,200
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	452,000	458,780
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)	2,910,000	2,917,275
Young Broadcasting, Inc., 8.75%, 1/15/2014	3,262,000	3,180,450
		95,339,206
Consumer Staples 3.3%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012	345,000	356,213
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014	790,000	815,675
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)	590,000	553,125
Delhaize America, Inc.:
8.05%, 4/15/2027	185,000	197,144
9.0%, 4/15/2031	3,015,000	3,673,174
General Nutrition Centers, Inc., 144A, 9.796%**, 3/15/2014 (PIK) (b)	800,000	783,000
Harry & David Holdings, Inc., 10.36%**, 3/1/2012	720,000	732,600
North Atlantic Trading Co., 9.25%, 3/1/2012	1,620,000	1,508,220
Pilgrim's Pride Corp., 7.625%, 5/1/2015	280,000	283,500
Rite Aid Corp., 7.5%, 3/1/2017	1,125,000	1,122,188
Tereos Europe SA, 144A, 6.375%, 4/15/2014 EUR	565,000	786,910
Viskase Co., Inc., 11.5%, 6/15/2011	3,445,000	3,479,450
		14,291,199
Energy 7.4%
Belden & Blake Corp., 8.75%, 7/15/2012	2,959,000	3,047,770
Chaparral Energy, Inc., 8.5%, 12/1/2015	795,000	806,925
Chesapeake Energy Corp.:
6.25%, 1/15/2018	770,000	764,225
6.875%, 1/15/2016 (b)	2,094,000	2,130,645
7.75%, 1/15/2015	325,000	339,625
Cimarex Energy Co., 7.125%, 5/1/2017	565,000	570,650
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016	1,010,000	1,044,087
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)	1,515,000	1,378,650
Denbury Resources, Inc., 7.5%, 12/15/2015	220,000	223,850
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	230,000	231,725
7.625%, 10/15/2026	649,000	636,831
8.375%, 5/1/2016	1,465,000	1,543,744
El Paso Production Holding Corp., 7.75%, 6/1/2013	1,215,000	1,279,173
Energy Partners Ltd., 144A, 9.75%, 4/15/2014	450,000	457,875
Frontier Oil Corp., 6.625%, 10/1/2011	475,000	476,188
Mariner Energy, Inc., 8.0%, 5/15/2017	450,000	452,813
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	675,000	713,812
Peabody Energy Corp., 7.375%, 11/1/2016	445,000	470,031
Plains Exploration & Production Co., 7.0%, 3/15/2017	340,000	340,425
Quicksilver Resources, Inc., 7.125%, 4/1/2016	415,000	412,925
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013	170,000	173,825
144A, 7.5%, 11/30/2016	535,000	548,375
Secunda International Ltd., 13.356%**, 9/1/2012	920,000	954,500
Stone Energy Corp.:
6.75%, 12/15/2014	1,950,000	1,823,250
144A, 8.106%**, 7/15/2010	1,960,000	1,960,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	555,000	648,875
Transmeridian Exploration, Inc., 12.0%, 12/15/2010 (b)	1,100,000	1,078,000
Whiting Petroleum Corp., 7.0%, 2/1/2014	225,000	218,813
Williams Companies, Inc.:
8.125%, 3/15/2012	4,115,000	4,485,350
8.75%, 3/15/2032	1,877,000	2,184,359
Williams Partners LP, 144A, 7.25%, 2/1/2017	565,000	597,488
		31,994,804
Financials 15.3%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	730,000	777,520
Ashton Woods USA LLC, 9.5%, 10/1/2015	1,735,000	1,667,769
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	335,000	344,213
CEVA Group PLC:
144A, 8.5%, 12/1/2014 EUR	565,000	799,940
144A, 10.0%, 12/1/2016 EUR	335,000	491,444
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	2,900,000	3,313,250
Doral Financial Corp., 6.188%**, 7/20/2007	460,000	444,182
E*TRADE Financial Corp.:
7.375%, 9/15/2013	600,000	626,250
7.875%, 12/1/2015	460,000	496,225
8.0%, 6/15/2011	1,022,000	1,074,378
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012*	2,484,585	0
Ford Motor Credit Co.:
7.25%, 10/25/2011	4,400,000	4,309,743
7.375%, 10/28/2009	8,420,000	8,426,517
7.875%, 6/15/2010	2,170,000	2,181,527
8.0%, 12/15/2016	305,000	298,282
8.105%**, 1/13/2012	540,000	532,609
GMAC LLC:
6.875%, 9/15/2011	9,270,000	9,301,156
8.0%, 11/1/2031 (b)	4,090,000	4,389,940
Hawker Beechcraft Acquisition Co.:
144A, 8.5%, 4/1/2015	825,000	870,375
144A, 8.875%, 4/1/2015 (PIK)	1,065,000	1,120,912
144A, 9.75%, 4/1/2017	600,000	643,500
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	445,000	480,600
Idearc, Inc., 144A, 8.0%, 11/15/2016	3,335,000	3,476,737
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	660,000	627,000
iPayment, Inc., 9.75%, 5/15/2014	635,000	661,194
K&F Acquisition, Inc., 7.75%, 11/15/2014	225,000	240,750
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014	630,000	647,325
144A, 10.0%, 5/1/2015	800,000	829,000
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	700,000	602,000
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014	550,000	552,750
144A, 7.0%, 5/1/2017	550,000	554,813
Pinnacle Foods Finance LLC:
144A, 9.25%, 4/1/2015	455,000	455,000
144A, 10.625%, 4/1/2017	455,000	456,138
Poster Financial Group, Inc., 8.75%, 12/1/2011	2,040,000	2,121,600
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	2,312,000	2,502,740
Realogy Corp.:
144A, 10.5%, 4/15/2014	225,000	225,281
144A, 12.375%, 4/15/2015	225,000	225,000
Sally Holdings LLC, 144A, 9.25%, 11/15/2014	1,125,000	1,170,000
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	950,000	904,875
U.S.I. Holdings Corp.:
144A, 9.23%**, 11/15/2014	345,000	346,725
144A, 9.75%, 5/15/2015	455,000	464,100
UCI Holding Co., Inc., 144A, 12.355%**, 12/15/2013 (PIK)	694,706	708,600
Universal City Development, 11.75%, 4/1/2010	2,780,000	2,953,750
Vangent, Inc., 144A, 9.625%, 2/15/2015	445,000	452,129
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	1,590,000	1,613,850
Yankee Acquisition Corp.:
144A, 8.5%, 2/15/2015	450,000	461,813
144A, 9.75%, 2/15/2017	170,000	175,100
		66,018,602
Health Care 2.8%
Advanced Medical Optics, Inc., 144A, 7.5%, 5/1/2017	790,000	813,700
HCA, Inc.:
6.5%, 2/15/2016	595,000	518,394
144A, 9.125%, 11/15/2014	895,000	966,600
144A, 9.25%, 11/15/2016 (b)	1,975,000	2,152,750
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	1,100,000	1,199,000
144A, 11.354%**, 6/15/2014	205,000	222,937
Iasis Healthcare, 8.75%, 6/15/2014	500,000	498,125
Omnicare, Inc., 6.125%, 6/1/2013	225,000	216,563
PTS Acquisition Corp., 144A, 9.5%, 4/15/2015 (PIK)	460,000	470,350
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	570,000	592,800
Tenet Healthcare Corp., 9.25%, 2/1/2015 (b)	2,827,000	2,827,000
The Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	1,110,000	1,132,200
Vanguard Health Holding Co. LLC, 9.0%, 10/1/2014	340,000	352,325
		11,962,744
Industrials 11.0%
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	775,000	822,469
Allied Security Escrow Corp., 11.375%, 7/15/2011	950,000	964,250
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	2,153,000	2,271,415
American Color Graphics, 10.0%, 6/15/2010	1,055,000	886,200
American Railcar Industries, Inc., 144A, 7.5%, 3/1/2014	615,000	637,294
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	665,000	695,756
144A, 8.86%**, 2/1/2015	330,000	339,075
Baldor Electric Co., 8.625%, 2/15/2017	555,000	592,462
Belden CDT, Inc., 144A, 7.0%, 3/15/2017	575,000	588,077
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	535,000	516,275
144A, 6.75%, 5/1/2012	100,000	100,500
144A, 8.0%, 11/15/2014	315,000	330,750
Browning-Ferris Industries, 7.4%, 9/15/2035	1,862,000	1,792,175
Building Materials Corp. of America, 7.75%, 8/1/2014	335,000	331,650
Cenveo Corp., 7.875%, 12/1/2013	1,417,000	1,420,542
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	1,932,000	1,965,810
Congoleum Corp., 8.625%, 8/1/2008*	1,188,000	1,087,020
DRS Technologies, Inc.:
6.625%, 2/1/2016	285,000	287,850
7.625%, 2/1/2018	1,585,000	1,660,287
Education Management LLC, 8.75%, 6/1/2014	540,000	571,050
Esco Corp.:
144A, 8.625%, 12/15/2013	1,130,000	1,192,150
144A, 9.23%**, 12/15/2013	505,000	522,675
General Cable Corp.:
144A, 7.125%, 4/1/2017	590,000	598,850
144A, 7.725%**, 4/1/2015	825,000	833,250
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	225,000	222,188
Harland Clarke Holdings Corp., 144A, 9.5%, 5/15/2015	565,000	569,944
Iron Mountain, Inc., 8.75%, 7/15/2018	415,000	450,275
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	1,930,000	1,732,175
8.875%, 4/1/2012 (b)	2,135,000	2,092,300
Kansas City Southern:
7.5%, 6/15/2009	400,000	409,000
9.5%, 10/1/2008	3,889,000	4,068,866
Kansas City Southern de Mexico SA de CV:
144A, 7.625%, 12/1/2013	1,520,000	1,546,600
9.375%, 5/1/2012	1,360,000	1,468,800
12.5%, 6/15/2012	1,034,000	1,104,312
Manitowoc Co., Inc., 7.125%, 11/1/2013	340,000	348,500
Millennium America, Inc., 9.25%, 6/15/2008	901,000	932,535
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	1,020,000	1,106,700
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014	920,000	968,300
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	335,000	358,450
Rail America, Inc., 7.6%, 10/2/2008	860,000	862,692
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	205,000	230,881
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	340,000	363,800
Riverdeep Bank, 11.55%**, 12/15/2007	1,245,000	1,248,112
Seitel, Inc., 144A, 9.75%, 2/15/2014	1,125,000	1,144,687
Ship Finance International Ltd., 8.5%, 12/15/2013	532,000	547,960
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015	450,000	451,125
Supercanal Holding SA, Series REG S, 11.5%, 5/15/2005*	464,000	69,600
Titan International, Inc., 144A, 8.0%, 1/15/2012	1,670,000	1,728,450
TransDigm, Inc., 144A, 7.75%, 7/15/2014	335,000	347,563
United Rentals North America, Inc., 7.0%, 2/15/2014	1,130,000	1,152,600
Wesco Aircraft, 7.6%, 9/29/2013	247,708	249,606
Xerox Capital Trust I, 8.0%, 2/1/2027	430,000	438,600
		47,222,453
Information Technology 4.4%
Alion Science & Technology Corp., 144A, 10.25%, 2/1/2015	450,000	473,625
Compagnie Generale de Geophysique-Veritas:
7.5%, 5/15/2015	220,000	231,000
7.75%, 5/15/2017	555,000	586,912
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	565,000	565,706
L-3 Communications Corp.:
5.875%, 1/15/2015	2,435,000	2,371,081
Series B, 6.375%, 10/15/2015	885,000	880,575
Lucent Technologies, Inc., 6.45%, 3/15/2029	3,634,000	3,306,940
MasTec, Inc., 144A, 7.625%, 2/1/2017	780,000	787,800
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	1,130,000	1,105,988
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	1,045,000	1,035,856
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	2,010,000	2,211,000
UGS Corp., 10.0%, 6/1/2012	1,887,000	2,056,830
Unisys Corp., 7.875%, 4/1/2008	3,275,000	3,291,375
		18,904,688
Materials 12.8%
Appleton Papers, Inc., 8.125%, 6/15/2011	325,000	337,594
ARCO Chemical Co., 9.8%, 2/1/2020	5,307,000	6,235,725
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	1,135,000	851,250
Cascades, Inc., 7.25%, 2/15/2013	1,671,000	1,696,065
Chemtura Corp., 6.875%, 6/1/2016	1,045,000	1,029,325
CPG International I, Inc.:
10.5%, 7/1/2013	1,625,000	1,706,250
12.117%**, 7/1/2012	365,000	376,863
Equistar Chemical Funding, 10.625%, 5/1/2011	1,320,000	1,392,600
Exopack Holding Corp., 11.25%, 2/1/2014	1,855,000	2,008,037
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	885,000	967,969
GEO Specialty Chemicals, Inc., 144A, 13.349%**, 12/31/2009 (e)	3,005,000	2,479,125
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	395,000	396,975
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	555,000	559,163
Hexcel Corp., 6.75%, 2/1/2015	2,300,000	2,305,750
Huntsman LLC, 11.625%, 10/15/2010	2,810,000	3,027,775
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016 EUR	450,000	580,317
International Coal Group, Inc., 10.25%, 7/15/2014	735,000	750,619
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	1,530,000	1,300,500
Lyondell Chemical Co., 10.5%, 6/1/2013	365,000	400,131
MacDermid, Inc., 144A, 9.5%, 4/15/2017	565,000	586,187
Massey Energy Co.:
6.625%, 11/15/2010	1,335,000	1,350,019
6.875%, 12/15/2013	1,260,000	1,215,900
Metals USA Holding Corp., 144A, 11.356%**, 1/15/2012 (PIK)	680,000	673,200
Momentive Performance Materials, Inc.:
144A, 9.75%, 12/1/2014	895,000	946,462
144A, 11.5%, 12/1/2016	340,000	362,525
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	2,851,000	2,665,685
Neenah Foundry Co., 9.5%, 1/1/2017	560,000	568,400
NewMarket Corp., 144A, 7.125%, 12/15/2016	1,350,000	1,350,000
Novelis, Inc., 7.25%, 2/15/2015	2,150,000	2,265,562
OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	680,000	960,440
Omnova Solutions, Inc., 11.25%, 6/1/2010	2,952,000	3,125,430
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010*	1,733,366	26,000
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	6
Radnor Holdings Corp., 11.0%, 3/15/2010*	290,000	1,088
Rhodia SA:
144A, 6.718%**, 10/15/2013 EUR	705,000	986,226
8.875%, 6/1/2011	706,000	737,770
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	432,000	455,760
Smurfit-Stone Container Enterprises, Inc., 144A, 8.0%, 3/15/2017	1,145,000	1,139,275
Tembec Industries, Inc., 8.625%, 6/30/2009	550,000	349,250
Terra Capital, Inc., 144A, 7.0%, 2/1/2017	1,840,000	1,803,200
The Mosaic Co., 144A, 7.375%, 12/1/2014	1,000,000	1,040,000
TriMas Corp., 9.875%, 6/15/2012	1,518,000	1,574,925
United States Steel Corp., 9.75%, 5/15/2010	1,109,000	1,164,450
Witco Corp., 6.875%, 2/1/2026	485,000	421,950
Wolverine Tube, Inc., 10.5%, 4/1/2009	960,000	973,200
		55,144,943
Telecommunication Services 8.5%
American Cellular Corp., Series B, 10.0%, 8/1/2011	140,000	147,875
BCM Ireland, Preferred, 144A, 10.814%, 2/15/2017 (PIK) EUR	565,000	794,158
Cell C Property Ltd., 144A, 11.0%, 7/1/2015	2,105,000	2,173,412
Centennial Communications Corp.:
10.0%, 1/1/2013	1,320,000	1,428,900
10.125%, 6/15/2013	450,000	486,000
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)	2,254,000	2,344,160
8.375%, 1/15/2014	1,453,000	1,487,509
Citizens Communications Co., 144A, 6.625%, 3/15/2015	790,000	789,012
Digicel Group Ltd.:
144A, 8.875%, 1/15/2015	100,000	98,125
144A, 9.125%, 1/15/2015 (PIK)	200,000	194,000
Dobson Cellular Systems, 9.875%, 11/1/2012	890,000	972,325
Dobson Communications Corp., 8.875%, 10/1/2013	850,000	876,562
Embratel, Series B, 11.0%, 12/15/2008	244,000	263,215
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004*	279,000	281,790
Hellas Telecom V, 144A, 7.468%**, 10/15/2012 EUR	100,000	139,365
Insight Midwest LP, 9.75%, 10/1/2009	275,000	279,469
Intelsat Bermuda Ltd.:
8.872%**, 1/15/2015	110,000	112,475
9.25%, 6/15/2016	335,000	368,500
11.25%, 6/15/2016	1,060,000	1,209,725
Intelsat Corp., 9.0%, 6/15/2016	390,000	427,538
Intelsat Ltd., 5.25%, 11/1/2008	1,055,000	1,035,219
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	1,120,000	1,164,800
iPCS, Inc., 144A, 7.48%**, 5/1/2013	280,000	281,400
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	840,000	896,700
Millicom International Cellular SA, 10.0%, 12/1/2013	910,000	998,725
Mobifon Holdings BV, 12.5%, 7/31/2010	2,247,000	2,423,951
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	3,205,000	3,315,492
Nortel Networks Ltd.:
144A, 9.606%**, 7/15/2011	1,055,000	1,128,850
144A, 10.125%, 7/15/2013 (b)	1,000,000	1,102,500
144A, 10.75%, 7/15/2016	820,000	922,500
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	420,000	414,750
Qwest Corp., 7.25%, 9/15/2025	1,630,000	1,687,050
Rural Cellular Corp., 9.875%, 2/1/2010	1,000,000	1,057,500
Stratos Global Corp., 9.875%, 2/15/2013	450,000	487,125
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	1,207,000	1,259,806
US Unwired, Inc., Series B, 10.0%, 6/15/2012	1,249,000	1,362,201
Virgin Media Finance PLC, 8.75%, 4/15/2014	1,920,000	2,016,000
Windstream Corp., 8.625%, 8/1/2016	50,000	54,875
		36,483,559
Utilities 7.5%
AES Corp., 144A, 8.75%, 5/15/2013	5,583,000	5,952,874
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	4,269,000	4,631,865
CMS Energy Corp., 8.5%, 4/15/2011	3,790,000	4,135,837
Mirant Americas Generation LLC, 8.3%, 5/1/2011	465,000	491,738
Mirant North America LLC, 7.375%, 12/31/2013	405,000	428,288
Mission Energy Holding Co., 13.5%, 7/15/2008	3,270,000	3,572,475
NRG Energy, Inc.:
7.25%, 2/1/2014	1,815,000	1,878,525
7.375%, 2/1/2016	3,685,000	3,827,794
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	4,105,000	4,474,450
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	1,185,000	1,220,550
Sierra Pacific Resources:
6.75%, 8/15/2017	1,305,000	1,338,858
8.625%, 3/15/2014	249,000	268,068
		32,221,322
Total Corporate Bonds (Cost $400,471,023)		409,583,520

Government and Agency Obligations 0.7%
Sovereign Bonds
Federative Republic of Brazil, 8.875%, 10/14/2019	690,000	876,300
Republic of Argentina:
5.475%**, 8/3/2012 (PIK)	1,020,000	974,762
7.82%, 12/31/2033 (PIK) EUR	813,647	1,117,005
Total Government and Agency Obligations (Cost $2,649,770)		2,968,067

Loan Participations 0.2%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.54%**, 6/4/2010	700,000	560,000
Longview Power LLC:
Demand Draw, 7.55%**, 4/1/2014	130,000	130,935
Letter of Credit, 7.61%**, 4/1/2014	35,000	35,251
Term Loan B, 7.625%**, 4/1/2014	110,000	110,791
Total Loan Participation (Cost $983,969)		836,977
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration 6/15/2009*	648	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration 9/30/2008*	1,230	0
Total Warrants (Cost $11,461)		0
	Units	Value ($)

Other Investments 0.6%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	1,219,000	1,078,815
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	1,935,000	1,277,100
Total Other Investments (Cost $2,521,065)		2,355,915
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	18,710	15,903
GEO Specialty Chemicals, Inc. 144A*	1,703	1,448
IMPSAT Fiber Networks, Inc.*	12,625	114,888
Total Common Stocks (Cost $877,264)		132,239

Convertible Preferred Stocks 0.1%
Consumer Discretionary
ION Media Networks, Inc:
144A, 9.75%, (PIK)	69	319,143
Series AI, 144A, 9.75%, (PIK)	8	37,200
Total Convertible Preferred Stocks (Cost $525,276)		356,343

Securities Lending Collateral 5.6%
Daily Assets Fund Institutional, 5.33% (c) (d) (Cost $24,264,310)	24,264,310	24,264,310

Cash Equivalents 2.1%
Cash Management QP Trust, 5.31% (c) (Cost $9,036,782)	9,036,782	9,036,782
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $441,340,920)+	104.4	449,534,153
Other Assets and Liabilities, Net	(4.4)	(19,063,765)
Net Assets	100.0	430,470,388
* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	1,188,000	USD	1,105,087	1,087,020
Eaton Vance Corp. CDO II	13.68%	7/15/2012	2,484,585	USD	2,037,287	0
Grupo Iusacell SA de CV	10.0%	7/15/2004	279,000	USD	193,815	281,790
Oxford Automotive, Inc.	12.0%	10/15/2010	1,733,366	USD	150,622	26,000
Radnor Holdings Corp.	11.0%	3/15/2010	290,000	USD	200,409	1,088
Supercanal Holding SA	11.5%	5/15/2005	464,000	USD	281,627	69,600
					3,968,847	1,465,498
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2007.
+ The cost for federal income tax purposes was $442,596,321. At April 30, 2007, net unrealized appreciation for all securities based on tax cost was $6,937,832. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,972,621 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,034,789.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2007 amounted to $23,721,929 which is 5.5% of net assets.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.
(e) Security has a deferred interest payment of $93,496 from April 1, 2006.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.

As of April 30, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US$)
EUR	289,366	USD	376,222	5/11/2007	(18,847)
EUR	600,000	USD	784,482	5/11/2007	(34,694)
EUR	401,000	USD	523,758	5/11/2007	(23,725)
EUR	4,477,000	USD	6,021,632	5/11/2007	(90,790)
Total unrealized depreciation					(168,056)
Currency Abbreviations
EUR Euro USD US Dollars

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $408,039,828) — including $23,721,929 of securities loaned	$ 416,233,061
Investment in Daily Assets Fund Institutional (cost $24,264,310)*	24,264,310
Investment in Cash Management QP Trust (cost $9,036,782)	9,036,782
Total investments in securities, at value (cost $441,340,920)	449,534,153
Cash	492,575
Foreign currency, at value (cost $19,280)	19,434
Receivable for investments sold	4,442,827
Interest receivable	8,583,867
Receivable for Fund shares sold	592,413
Other assets	101,430
Total assets	463,766,699
Liabilities
Payable for investments purchased	5,929,515
Payable upon return of securities loaned	24,264,310
Payable for Fund shares redeemed	1,981,197
Distributions payable	558,266
Unrealized depreciation on forward foreign currency exchange contracts	168,056
Accrued management fee	96,471
Other accrued expenses and payables	298,496
Total liabilities	33,296,311
Net assets, at value	$ 430,470,388
Net Assets
Net assets consist of: Undistributed net investment income	752,469
Net unrealized appreciation (depreciation) on: Investments	8,193,233
Foreign currency related transactions	(163,797)
Accumulated net realized gain (loss)	(88,301,943)
Paid-in capital	509,990,426
Net assets, at value	$ 430,470,388
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2007 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($30,581,424 ÷ 3,891,267 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 7.86
Maximum offering price per share (100 ÷ 95.50 of $7.86)	$ 8.23

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($5,714,452 ÷ 726,549 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 7.87

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($12,036,239 ÷ 1,530,491 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 7.86
Class S Net Asset Value, offering and redemption price(a) per share ($330,888,610 ÷ 42,080,956 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 7.86

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($51,249,663 ÷ 6,521,388 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 7.86
(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2007 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $7,480)	$ 17,660,010
Interest — Cash Management QP Trust	255,375
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	11,782
Dividends	447
Other income	12,500
Total Income	17,940,114
Expenses: Management fee	1,058,972
Administration fee	210,994
Custodian fee	11,620
Services to shareholders	330,233
Distribution service fees	115,858
Auditing	41,679
Legal	15,836
Trustees' fees and expenses	12,213
Reports to shareholders	45,432
Registration fees	50,058
Other	41,280
Total expenses before expense reductions	1,934,175
Expense reductions	(479,693)
Total expenses after expense reductions	1,454,482
Net investment income	16,485,632
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	1,850,444
Foreign currency related transactions	(232,537)
1,617,907
Net unrealized appreciation (depreciation) during the period on: Investments	8,983,383
Foreign currency related transactions	(150,611)
8,832,772
Net gain (loss) on investment transactions	10,450,679
Net increase (decrease) in net assets resulting from operations	$ 26,936,311

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Operations: Net investment income	$ 16,485,632	$ 31,311,589
Net realized gain (loss) on investment transactions	1,617,907	(3,649,320)
Net unrealized appreciation (depreciation) during the period on investment transactions	8,832,772	8,679,971
Net increase (decrease) in net assets resulting from operations	26,936,311	36,342,240
Distributions to shareholders from: Net investment income: Class A	(1,160,043)	(2,014,772)
Class B	(203,656)	(450,672)
Class C	(400,964)	(699,245)
Investment Class	—	(8,809,918)
Class AARP	—	(3,674,143)
Class S	(12,578,019)	(11,181,116)
Institutional Class	(2,104,174)	(3,599,934)
Premier Class	—	(1,023,239)
Fund share transactions: Proceeds from shares sold	53,863,610	120,028,739
Reinvestment of distributions	11,824,260	21,843,629
Cost of shares redeemed	(64,734,336)	(114,901,430)
Redemption fees	26,467	80,346
Net increase (decrease) in net assets from Fund share transactions	980,001	27,051,284
Increase (decrease) in net assets	11,469,456	31,940,485
Net assets at beginning of period	419,000,932	387,060,447
Net assets at end of period (including undistributed net investment income of $752,469 and $713,693, respectively)	$ 430,470,388	$ 419,000,932

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2007[a]	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.67	$ 7.58	$ 7.46
Income from investment operations: Net investment income[c]	.30	.59	.28
Net realized and unrealized gain (loss) on investment transactions	.19	.09	.11
Total from investment operations	.49	.68	.39
Less distributions from: Net investment income	(.30)	(.59)	(.27)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 7.86	$ 7.67	$ 7.58
Total Return (%)[d,e]	6.43**	9.38	5.23**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	29	24
Ratio of expenses before expense reductions (%)	1.07*	1.07	1.10*
Ratio of expenses after expense reductions (%)	.84*	.89	.93*
Ratio of net investment income (%)	7.66*	7.76	7.77*
Portfolio turnover rate (%)	65*	100	109[f]
[a] For the six months ended April 30, 2007 (Unaudited).
[b] For the period May 16, 2005 (commencement of operations of Class A shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total returns would have been lower had certain operating expenses not been reduced.
[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2007[a]	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.67	$ 7.58	$ 7.46
Income from investment operations: Net investment income[c]	.27	.53	.25
Net realized and unrealized gain (loss) on investment transactions	.19	.09	.11
Total from investment operations	.46	.62	.36
Less distributions from: Net investment income	(.26)	(.53)	(.24)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 7.87	$ 7.67	$ 7.58
Total Return (%)[d,e]	6.11**	8.48	4.83**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	7
Ratio of expenses before expense reductions (%)	1.90*	1.90	1.86*
Ratio of expenses after expense reductions (%)	1.67*	1.67	1.69*
Ratio of net investment income (%)	6.83*	6.98	7.01*
Portfolio turnover rate (%)	65*	100	109[f]
[a] For the six months ended April 30, 2007 (Unaudited).
[b] For the period May 16, 2005 (commencement of operations of Class B shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total returns would have been lower had certain operating expenses not been reduced.
[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2007[a]	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.67	$ 7.58	$ 7.46
Income from investment operations: Net investment income[c]	.27	.53	.25
Net realized and unrealized gain (loss) on investment transactions	.18	.09	.11
Total from investment operations	.45	.62	.36
Less distributions from: Net investment income	(.26)	(.53)	(.24)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 7.86	$ 7.67	$ 7.58
Total Return (%)[d,e]	5.99**	8.50	4.83**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	11	9
Ratio of expenses before expense reductions (%)	1.87*	1.85	1.86*
Ratio of expenses after expense reductions (%)	1.64*	1.66	1.69*
Ratio of net investment income (%)	6.86*	6.99	7.01*
Portfolio turnover rate (%)	65*	100	109[f]
[a] For the six months ended April 30, 2007 (Unaudited).
[b] For the period May 16, 2005 (commencement of operations of Class C shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total returns would have been lower had certain operating expenses not been reduced.
[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2007[a]	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.67	$ 7.58	$ 7.46
Income from investment operations: Net investment income[c]	.30	.61	.29
Net realized and unrealized gain (loss) on investment transactions	.19	.09	.11
Total from investment operations	.49	.70	.40
Less distributions from: Net investment income	(.30)	(.61)	(.28)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 7.86	$ 7.67	$ 7.58
Total Return (%)[d]	6.51**	9.62	5.34**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	331	316	131
Ratio of expenses before expense reductions (%)	.88*	.84	.83*
Ratio of expenses after expense reductions (%)	.65*	.64	.66*
Ratio of net investment income (%)	7.85*	8.01	8.04*
Portfolio turnover rate (%)	65*	100	109[e]
[a] For the six months ended April 30, 2007 (Unaudited).
[b] For the period May 16, 2005 (commencement of operations of Class S shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total returns would have been lower had certain operating expenses not been reduced.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 7.67	$ 7.58	$ 7.75	$ 7.42	$ 6.32	$ 7.25
Income from investment operations: Net investment income[b]	.31	.62	.62	.63	.66	.73
Net realized and unrealized gain (loss) on investment transactions	.19	.09	(.18)	.31	1.10	(.93)
Total from investment operations	.50	.71	.44	.94	1.76	(.20)
Less distributions from: Net investment income	(.31)	(.62)	(.60)	(.61)	(.66)	(.73)
Net realized gain on investment transactions	—	—	(.01)	—	—	—
Total distributions	(.31)	(.62)	(.61)	(.61)	(.66)	(.73)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 7.86	$ 7.67	$ 7.58	$ 7.75	$ 7.42	$ 6.32
Total Return (%)[c]	6.61**	9.74	5.88	13.27	28.76	(3.07)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	56	44	33	18	18
Ratio of expenses before expense reductions (%)	.75*	.77	.80	.72	.68	.70
Ratio of expenses after expense reductions (%)	.52*	.55	.59	.59	.62	.65
Ratio of net investment income (%)	7.98*	8.10	8.04	8.33	9.48	10.50
Portfolio turnover rate (%)	65*	100	109[d]	152[d]	143	132
[a] For the six months ended April 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS High Income Plus Fund (the "Fund") is a diversified series of DWS Advisor Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. The Trust is organized as a business trust under the laws of the state of Delaware.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Funds. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to an Exemptive Order issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to the lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event. The Fund may buy or sell credit default swap contracts to seek to increase the Fund's income, to add leverage to the portfolio, or to hedge the risk of default on portfolio securities. As a seller in the credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a third party, such as a US or foreign corporate issuer, on the debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above. This would involve the risk that the contract may expire worthless. It would also involve credit risk — that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. When the Fund sells a credit default swap contract it will "cover" its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the underlying debt obligations for all outstanding credit default swap contracts sold by the Fund.

Credit default swap contracts are marked to market daily based upon quotations from the counterparty and the change in value, if any, is recorded daily as unrealized gain or loss. An upfront payment made by the Fund, is recorded as an asset on the statement of assets and liabilities. An upfront payment received by the Fund, is recorded as a liability on the statement of assets and liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes payments semiannually based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss on the statement of operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Short Sales. The Fund may sell securities it does not own in an attempt to profit from an anticipated decline in its value or in order to hedge portfolio positions. The Fund borrows securities to complete the transaction. The Fund maintains collateral with the lender of the securities in the form of cash and/or liquid securities. At April 30, 2007, there were no securities sold short.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provisions were required.

At October 31, 2006, the Fund had a net tax basis capital loss carryforward of approximately $88,664,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2007 ($5,043,000), October 31, 2008 ($12,891,000), October 31, 2009 ($31,238,000), October 31, 2010 ($32,488,000), October 31,2011 ($3,345,000),October 31, 2014 ($3,659,000), the respective expiration dates, whichever occurs first, which maybe subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC indicated that they would not object if a Fund implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Distribution of Income and Gains. Net investment income of the Fund is declared daily and distributed monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences relate primarily to securities sold at a loss and forward foreign currency commitments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. For the period from November 1, 2006 to March 11, 2007, the redemption or exchange of shares held for less than 60 days were assessed a fee of 2% of the total amount redeemed or exchanged. Effective March 12, 2007, the Fund imposes a redemption fee of 2% of the total redemption amount on all Fund share redeemed or exchanged within 30 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund's that have not yet been made. However, based on experience, the Fund's expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income including commitment fees, included in the Statement of Operations, is recorded as income when received by the Fund. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended April 30, 2007, purchases and sales of investment securities (excluding short-term investments and US Treasury Obligations) aggregated $147,963,838 and $133,393,270, respectively.

C. Related Parties

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Fund. Prior to January 1, 2007, Deutsche Asset Management, Inc. ("DAMI"), an indirect, wholly owned subsidiary of Deutsche Bank AG, was the Advisor for the Fund. Effective January 1, 2007, DAMI merged with DIMA. The Board of the Fund approved a new investment management agreement between the Fund and DIMA. The new investment management agreement is identical in substance to the previous investment management agreement for the Fund, except for the named investment advisor.

Management Agreement. Under the Investment Management Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee, based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund's average daily net assets	.50%
Next $1.5 billion of such net assets	.49%
Next $2.5 billion of such net assets	.48%
Next $5 billion of such net assets	.47%
Over $10 billion of such net assets	.46%

For the period from November 1, 2006 through May 15, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the annual expenses of each class as follows:

Class A	1.07%
Class B	1.83%
Class C	1.83%
Class S	.80%

For the period from November 1, 2006 through September 30, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of Institutional Class shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the operating expenses at 0.50%.

Effective October 1, 2007 through May 15, 2008, the Advisor has contractually agreed to waive all or a portion of its management fees and reimburse or pay certain operating expenses of Institutional Class shares (excluding certain expenses such as extraordinary expenses, taxes. brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the operating expenses at 0.65%.

In addition, for the period from November 1, 2006, to April 30, 2007, the Advisor agreed to voluntarily waive 0.22% of its management fee.

Accordingly, for the six months ended April 30, 2007, the Advisor waived a portion of its management fee aggregating $464,188 and the amount charged aggregated $594,784 which was equivalent to an annualized effective rate of 0.28% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement with the Advisor, the Advisor provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2007, the Advisor received an Administration Fee of $210,994, of which $35,192 is unpaid.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for Class A, B, C and Institutional Class shares of the Fund. DWS Scudder Service Corporation ("DWS-SSC"), an affiliate of the Advisor, was the Fund's transfer agent, dividend-paying agent and shareholder service agent for Class S shares of the Fund. Effective April 1, 2007, DWS-SSC merged with DWS-SISC. The Board of the Fund approved a new transfer agency agreement between the Fund and DWS-SISC. The new transfer agency agreement is identical in substance to the previous transfer agency agreement for the Fund, except for the named transfer agent. Pursuant to a sub-transfer agency agreement among DWS-SISC, DWS-SSC (through March 31, 2007) and DST Systems, Inc. ("DST"), DWS-SISC and DWS-SSC compensate DST out of the shareholder servicing fee they receive from the Fund. For the six months ended April 30, 2007, the amounts charged to the Fund by DWS-SISC and DWS-SSC (through March 31, 2007) were as follows:

Service Provider Fee	Total Aggregated	Waived	Unpaid at April 30, 2007
Class A	$ 22,305	$ 807	$ 11,202
Class B	4,819	162	1,513
Class C	7,530	315	993
Class S	117,290	8,600	30,613
Institutional Class	7,064	2,908	3,072
	$ 159,008	$ 12,792	$ 47,393

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2007, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2007
Class B	$ 22,497	$ 3,490
Class C	44,058	7,393
	$ 66,555	$ 10,883

In addition, DWS-SDI or an affiliate provides information and administrative services for a fee ("Service Fee") to the shareholders of Class A, B and C at an annualized rate of up to 0.25% of average daily net assets for each such class. DWS-SDI or an affiliate in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2007, the Shareholder Servicing Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2007	Annualized Effective Rate
Class A	$ 27,384	$ 8,963.18%
Class B	7,465	2,266.25%
Class C	14,454	4,708.25%
	$ 49,303	$ 15,937

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares of the Fund for the six months ended April 30, 2007 aggregated $9,443.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2007, the CDSC for Class B and C shares aggregated $9,050 and $390, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2007, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $18,104, of which $12,845 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

D. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Fee Reductions

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the custodian expenses. During the six months ended April 30, 2007, the Fund's custodian fees were reduced by $2,713 for custody credits earned.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2007		Year Ended October 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	820,885	$ 6,397,983	1,327,408	$ 10,098,462
Class B	49,752	386,803	171,178	1,302,070
Class C	158,603	1,237,443	664,608	5,057,471
Investment Class*	—	—	7,797,947	59,379,096
Class AARP*	—	—	1,341,008	10,207,308
Class S	4,784,521	37,263,000	2,614,813	19,899,000
Institutional Class	1,099,490	8,578,381	1,533,718	11,682,979
Premier Class*	—	—	314,383	2,402,353
		$ 53,863,610		$ 120,028,739
Shares issued to shareholders in reinvestment of distributions
Class A	82,366	$ 642,637	151,659	$ 1,152,607
Class B	11,200	87,457	26,443	201,085
Class C	24,955	194,851	41,623	316,496
Investment Class*	—	—	1,019,298	7,747,149
Class AARP*	—	—	214,416	1,630,049
Class S	1,159,598	9,051,114	890,350	6,768,750
Institutional Class	236,911	1,848,201	404,450	3,075,131
Premier Class*	—	—	125,416	952,362
		$ 11,824,260		$ 21,843,629
Shares redeemed
Class A	(762,313)	$ (5,968,857)	(925,102)	$ (7,053,220)
Class B	(146,839)	(1,143,093)	(293,347)	(2,231,934)
Class C	(141,105)	(1,100,597)	(445,703)	(3,381,776)
Investment Class*	—	—	(3,226,413)	(24,628,246)
Class AARP*	—	—	(1,305,533)	(9,924,042)
Class S	(5,118,492)	(39,854,919)	(5,689,820)	(43,261,097)
Institutional Class	(2,141,220)	(16,666,870)	(1,849,615)	(14,095,760)
Premier Class*	—	—	(1,356,346)	(10,325,355)
		$ (64,734,336)		$ (114,901,430)
Shares converted*
Investment Class	—	$ —	(17,575,821)	$ (134,435,981)
Class AARP	—	—	(8,604,347)	(64,896,014)
Class S	—	—	26,180,154	199,331,995
Institutional Class	—	—	1,478,743	11,224,371
Premier Class	—	—	(1,479,912)	(11,224,371)
		$		$ —
Redemption fees		$ 26,467		$ 80,346
Net increase (decrease)
Class A	140,938	$ 1,092,373	553,965	$ 4,223,685
Class B	(85,887)	(668,806)	(95,726)	(727,798)
Class C	42,453	331,857	260,528	1,992,653
Investment Class*	—	—	(11,984,989)	(91,897,974)
Class AARP*	—	—	(8,354,456)	(62,974,326)
Class S	825,627	6,464,163	23,995,497	182,743,287
Institutional Class	(804,819)	(6,239,586)	1,567,296	11,886,768
Premier Class*	—	—	(2,396,459)	(18,195,011)
		$ 980,001		$ 27,051,284
* On June 28, 2006, the Board of the Fund approved the conversion of the Class AARP shares and Investment Class shares of the Fund into the Class S shares of the Fund and the conversion of Premier Class shares of the Fund into Institutional Class shares of the Fund. The Class AARP shares, Premier Class shares and Investment Class shares conversions were completed on July 14, 2006, August 18, 2006 and October 20, 2006, respectively, and these shares are no longer offered.

G. Credit Facility

The Fund has a revolving credit facility for investment leveraging purposes as approved by the Trustees to be administered by Bank of America, N.A. not to exceed $25 million at any one time which is available until October 11, 2007. The Fund may borrow up to a maximum of 20% of its net assets under the agreement. The Fund is charged an annual commitment fee. Interest is calculated at the Federal Funds Rate or LIBOR Rate plus 0.625 percent. There were no loans for the six-month period ended April 30, 2007.

H. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

Investment Management Agreement Approval

In December 2006, the Board approved an amended and restated investment management agreement with DIMA in connection with the merger of DAMI into DIMA. In determining to approve this agreement, the Board considered Deutsche Bank's representations that this change was administrative in nature, and would not involve any change in operations or services provided to the fund, or to the personnel involved with providing such services. The Board also considered that the terms of the agreement with DIMA were substantially identical to the terms of the fund's prior agreement with DAMI. A discussion of factors considered by the Board in determining to approve the continuation of the fund's prior investment management agreement with DAMI in September 2006 in connection with the Board's annual review of the fund's contractual arrangements is included in the fund's report for the period ended October 31, 2006.

Account Management Resources

For shareholders of Classes A, B, C and Institutional Class
Automated Information Line	(800) 621-1048 Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.
Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SGHAX	SGHBX	SGHCX	MGHYX
CUSIP Number	23339E 699	23339E 681	23339E 673	23339E 640
Fund Number	416	616	716	596
For shareholders of Class S
Automated Information Line	(800) 728-3337 Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
Web Site	www.dws-scudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	SGHSX
Fund Number	2100

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 27, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	June 27, 2007